SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	1 month 9 days
Share Price	$ 11.50
Risk-Free Rate	4.64